SHORT-TERM INVESTMENTS AND INVESTMENTS	12 Months Ended
Mar. 31, 2012
SHORT-TERM INVESTMENTS AND INVESTMENTS

7. SHORT-TERM INVESTMENTS AND INVESTMENTS

Short-term investments and investments consisted of available-for-sale securities and held-to-maturity securities and non-marketable equity securities (carried at cost).

The cost, gross unrealized holding gains and losses, fair value and carrying amount for such securities by major security type as of March 31, 2011 and 2012, were as follows:

	Yen in millions
As of March 31, 2011	Cost	Gains	Losses	Fair value	Carrying amount
Short-term investments:
Available-for-sale:
Corporate debt securities	¥588	¥3	¥-	¥591	¥591
Investments in trusts	4,990	260	55	5,195	5,195
MMF and FFF	26,720	-	-	26,720	26,720
Marketable equity securities	671	277	-	948	948

Sub total	32,969	540	55	33,454	33,454
Held-to-maturity:
Corporate debt securities	101	-	-	101	101

Total Short-term investments	33,070	540	55	33,555	33,555

Investments:
Available-for-sale:
Marketable equity securities	7,486	4,552	238	11,800	11,800
Held-to-maturity:
Corporate debt securities	3,964	1	43	3,922	3,964
Government debt securities	200	1	-	201	200
Public debt securities (except Government debt securities)	706	1	-	707	706

Sub total	4,870	3	43	4,830	4,870

Total Investments	¥12,356	¥4,555	¥281	¥16,630	¥16,670

In addition to above investments, non-marketable equity securities (carried at cost) amounted to ¥ 399 million.

	Yen in millions
As of March 31, 2012	Cost	Gains	Losses	Fair value	Carrying amount
Short-term investments:
Available-for-sale:
Corporate debt securities	¥589	¥2	¥-	¥591	¥591
Investments in trusts	6,074	451	13	6,512	6,512
MMF and FFF	13,336	-	-	13,336	13,336
Marketable equity securities	606	262	-	868	868

Sub total	20,605	715	13	21,307	21,307
Held-to-maturity:
Corporate debt securities	3,517	1	3	3,515	3,517
Public debt securities (except Government debt securities)	301	-	1	300	301
Sub total	3,818	1	4	3,815	3,818

Total Short-term investments	24,423	716	17	25,122	25,125

Investments:
Available-for-sale:
Marketable equity securities	7,173	4,704	-	11,877	11,877
Held-to-maturity:
Corporate debt securities	6,086	10	18	6,078	6,086
Government debt securities	200	1	-	201	200
Public debt securities (except Government debt securities)	604	4	-	608	604

Sub total	6,890	15	18	6,887	6,890

Total Investments	¥14,063	¥4,719	¥18	¥18,764	¥18,767

In addition to above investments, non-marketable equity securities (carried at cost) amounted to ¥ 387 million .

	U.S. Dollars in thousands
As of March 31, 2012	Cost	Gains	Losses	Fair value	Carrying amount
Short-term investments:
Available-for-sale:
Corporate debt securities	$7,183	$24	$-	$7,207	$7,207
Investments in trusts	74,073	5,500	158	79,415	79,415
MMF and FFF	162,634	-	-	162,634	162,634
Marketable equity securities	7,390	3,195	-	10,585	10,585

Sub total	251,280	8,719	158	259,841	259,841
Held-to-maturity:
Corporate debt securities	42,890	12	37	42,865	42,890
Public debt securities (except Government debt securities)	3,671	-	12	3,659	3,671
Sub total	46,561	12	49	46,524	46,561

Total Short-term investments	297,841	8,731	207	306,365	306,402

Investments:
Available-for-sale:
Marketable equity securities	87,476	57,365	-	144,841	144,841
Held-to-maturity:
Corporate debt securities	74,220	122	220	74,122	74,220
Government debt securities	2,439	12	-	2,451	2,439
Public debt securities (except Government debt securities)	7,366	49	-	7,415	7,366

Sub total	84,025	183	220	83,988	84,025

Total Investments	$171,501	$57,548	$220	$228,829	$228,866

In addition to above investments, non-marketable equity securities (carried at cost) amounted to $ 4,719 thousand.

Investments in trusts represent funds deposited with trust banks in multiple investor accounts and managed by the fund managers of the trust banks. As of March 31, 2011 and 2012, each fund mainly consisted of marketable equity securities and interest-bearing bonds.

Investments to non-marketable equity securities are accounted for under cost method. Investments with an aggregate cost of ¥399 million and ¥387 million ($4,719 thousand) were not evaluated for impairment at March 31, 2011 and 2012, respectively, because Makita did not identify any events or changes in circumstances that might have had significant adverse effects on the fair value of those investments.

The following table shows the gross unrealized holding losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at March 31, 2011 and 2012.

The gross unrealized loss position of available-for-sale securities has been continuing for a relatively short period of time. Based on this and other relevant factors, management has determined that these investments are not considered other-than-temporarily impaired. Makita has not held unrealized losses for twelve months or more at March 31, 2011 and 2012 with respect to available-for-sale securities.

The securities that are held to maturity each have a strong credit rating and Makita has both the intent and ability to hold such investments to maturity; therefore, Makita believes that it will not realize any losses on the held-to-maturity securities.

	Yen in millions
	Less than 12 months		12 months or more
As of March 31, 2011	Fair value	Gross unrealized holding losses	Fair value	Gross unrealized holding losses
Short-term investments:
Available-for-sale:
Investment in trusts	¥1,669	¥55	¥-	¥-
Held-to-maturity:
Corporate debt securities	101	-	-	-
Investments:
Available-for-sale:
Marketable equity securities	2,237	238	-	-
Held-to-maturity:
Corporate debt securities	2,442	6	563	37
Public debt securities (except Government debt securities)	303	-	-	-

	Yen in millions
	Less than 12 months		12 months or more
As of March 31, 2012	Fair value	Gross unrealized holding losses	Fair value	Gross unrealized holding losses
Short-term investments:
Available-for-sale:
Corporate debt securities	¥490	¥-	¥-	¥-
Investment in trusts	341	13	-	-
Held-to-maturity:
Corporate debt securities	1,704	3	100	-
Public debt securities (except Government debt securities)	199	1	-	-
Investments:
Held-to-maturity:
Corporate debt securities	2,127	7	588	11

	U.S. Dollars in thousands
	Less than 12 months		12 months or more
As of March 31, 2012	Fair value	Gross unrealized holding losses	Fair value	Gross unrealized holding losses
Short-term investments:
Available-for-sale:
Corporate debt securities	$5,976	$-	$-	$-
Investment in trusts	4,159	158	-	-
Held-to-maturity:
Corporate debt securities	20,780	37	1,220	-
Public debt securities (except Government debt securities)	2,427	12	-	-

Investments:
Held-to-maturity:
Corporate debt securities	25,939	86	7,171	134

Maturities of debt securities classified as available-for-sale and held-to-maturity as of March 31, 2012, regardless of their balance sheet classification, were as follows:

Maturities of debt securities based on Cost as of March 31, 2012

	Yen in millions
	Available -for-sale	Held-to -maturity	Total
Due within one year	¥-	¥3,818	¥3,818
Due after one to five year	589	6,290	6,879
Due after five to ten year	-	600	600
Due after ten year	-	-	-

Total	¥589	¥10,708	¥11,297

Maturities of debt securities based on fair value as of March 31, 2012

	Yen in millions
	Available -for-sale	Held-to -maturity	Total
Due within one year	¥-	¥3,815	¥3,815
Due after one to five year	591	6,298	6,889
Due after five to ten year	-	589	589
Due after ten year	-	-	-

Total	¥591	¥10,702	¥11,293

Gross realized gains on sales of short-term investments and investments for the years ended March 31, 2010, 2011 and 2012 amounted to ¥ 502 million and ¥ 331 million and ¥ 14 million ($ 171 thousand), respectively.

Gross realized losses, which included the gross realized losses considered as other than temporary, during the years ended March 31, 2010, 2011 and 2012 amounted to ¥ 228 million, ¥ 199 million and ¥ 666 million ($ 8,122 thousand), respectively. The cost of the securities sold was computed based on the average cost of all the shares of each such security held at the time of sale. Gross unrealized losses on short-term investments and investments of which declines in market value are considered to be other than temporary were charged to earnings as realized losses on securities, amounting to ¥ 228 million, ¥ 199 million and ¥ 666 million ($ 8,122 thousand) for the years ended March 31, 2010, 2011 and 2012, respectively.

Proceeds from the sales and maturities of available-for-sale securities were ¥ 2,467 million, ¥ 1,656 million and ¥ 13,578 million ($ 165,585 thousand) for the years ended March 31, 2010, 2011 and 2012, respectively. Proceeds from maturities of the held-to-maturity securities were ¥ 350 million, ¥ 800 million and ¥ 300 million ($ 3,658 thousand) for the years ended March 31, 2010, 2011 and 2012, respectively.